Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation. These financial statements and notes are presented in accordance with accounting principles generally accepted in the United States.

Cash and Cash Equivalents. The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

Trade Accounts Receivable.  Trade accounts receivable are recorded at the invoiced amount and do not bear interest. We review the need for an allowance for doubtful accounts quarterly based on historical experience with each customer and the specifics of each arrangement.  Allowances for doubtful accounts were $119,296 and $24,735 as of July 31, 2014 and 2013, respectively.
Inventories. Inventories consists of finished goods which are valued at the lower of cost or market using the first-in, first-out method. An allowance for inventory obsolescence is recognized for slow-moving parts inventory depending on the length of time the related items have been outstanding.

Investments. Investments include available-for-sale securities. The net unrealized gains or losses on available-for-sale securities are recorded as a component of accumulated other comprehensive income, net of income taxes.

Property and Equipment. Property, plant and equipment are recorded at cost and depreciated or amortized using the straight-line method over their estimated useful lives. Upon the retirement or disposition of property and equipment, the related cost and accumulated depreciation or amortization are removed, and a gain or loss is recorded. Leased property meeting certain capital lease criteria is capitalized, and the net present value of the related lease payments is recorded as a liability. Amortization of assets under capital leases is recorded using the straight-line method over the shorter of the estimated useful lives or the lease terms. Maintenance, repairs and minor renewals or betterments are charged to expense as incurred.

Long-Lived Assets. Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset or asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset or asset group exceeds the estimated fair value of the asset or asset group. Long-lived assets to be disposed of by sale are reported at the lower of their carrying amounts or their estimated fair values less costs to sell and are not depreciated.

Revenue Recognition.  The Company recognizes revenue when persuasive evidence exists, services have been rendered, the sales price is fixed or determinable, and collectability is reasonable assured.  This typically occurs when the product is delivered for our distribution business. Sales are recorded net of discounts and rebates, sales taxes and estimated returns and allowances. The Company estimates the reduction to sales and cost of sales for returns based on current sales levels and the Company’s historical return experience. The Company’s reserve for sales returns and allowances was not material as of July 31, 2014 and 2013, respectively.

Vendor Incentives. The Company receives incentives in the form of reductions to amounts owed and/or payments from vendors related to cooperative advertising allowances, volume rebates and other promotional considerations. Many of these incentives are negotiated on an annual basis or less (short-term). Cooperative advertising allowances provided as a reimbursement of specific, incremental and identifiable costs incurred to promote a vendor’s products are included as an offset to cost of goods sold, when the cost is incurred.

The Company offsets vendor payables with vendor receivables upon settling the accounts on a monthly basis. During 2014, the Company offset $238,072 accounts receivable and payable. No Accounts were offset during 2013.

Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets, accounts payable, notes payable and capital lease obligations and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Fair Value of Financial Instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:
◦Level 1 - Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
◦Level 2 - Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
◦Level 3 - Inputs to the valuation methodology are unobservable; that reflect management’s own assumptions about the assumptions market participants would make and significant to the fair value.

The carrying values reflected in the balance sheets for cash and cash equivalents, trade accounts receivable, and other current assets, accounts payable, and other current liabilities approximate their fair values because of the short maturity of these instruments.
Income Taxes. The Company is treated a partnership for tax purposes. Therefore, no provision or liability for federal income taxes has been included in the financial statements.

The Company recognizes the income tax benefit from an uncertain tax position when it is more likely than not that, based on technical merits, the position will be sustained upon examination, including resolutions of any related appeals or litigation processes. The amount of tax benefit recorded, if any, is limited to the amount that is greater than 50 percent likely to be realized upon settlement with the taxing authority (that has full knowledge of all relevant information). Accrued interest, if any, related to uncertain tax positions is included as a component of income tax expense, and penalties, if incurred, are recognized as a component of operating income or loss. The Company does not have any uncertain tax positions as of any of the periods presented. The Company did not incur interest and penalties for any period presented.
Tax years 2012 through 2014 remain subject to examination by US jurisdictions.

Comprehensive Loss. Accounting Standards Coficiation 220, “Reporting Comprehensive Income,” establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. For the years ended July 31, 2014, the Company had unrealized loss on available-for-sale securities totaling $73,125 that represent a comprehensive loss and, therefore, has included a schedule of comprehensive loss in the financial statements.

Recent Account Pronouncements.  The adoption of recently issued accounting pronouncements are not expected to have a material effect on the Company's future reported financial position or results of operations.